Commitments and Contingencies (Details) - USD ($)												3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 10, 2024	Apr. 02, 2024	Jan. 11, 2024	Dec. 21, 2023	Dec. 15, 2023	Dec. 04, 2023	Nov. 14, 2023	Oct. 25, 2022	Oct. 22, 2022	Sep. 28, 2021	Aug. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Oct. 14, 2021	Oct. 08, 2021	Sep. 21, 2021	Aug. 08, 2021	Jun. 24, 2021	Jun. 08, 2021	May 24, 2021	May 04, 2021	Nov. 01, 2020
Commitments and Contingencies (Details) [Line Items]
Lessee, Operating Lease, Term of Contract					114 months		2 years 6 months			94 months	114 months						96 months	108 months	90 months		2 years 5 months	8 years	7 years	7 years	8 years
Lessee, Operating Lease, Liability, to be Paid					$ 1,153,000		$ 244,000			$ 1,079,000	$ 1,153,000						$ 767,000	$ 1,153,127	$ 782,000		$ 244,000	$ 620,000	$ 673,000	$ 673,000	$ 511,000
Final settlement amount			$ 3,000					$ 3,000		1,250,000
Payments for Legal Settlements										$ 350,000
Additional judgment amount																				$ 500,000
interest expense												$ 58,619	$ 0	$ 156,159	$ 0	$ 213,907
Judicial Ruling [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 425,350			$ 488,491	$ 488,491	$ 348,764		$ 219,576
Loss Contingency, Actions Taken by Plaintiff				A stipulation for Judgment was filed on December 21, 2023, in the amount of $415,266. The stipulated judgment includes $178,542 in unpaid back rent, $172,124 in resolution of mechanics’ liens, and $64,600 in attorneys’ fees.							A stipulation for Judgment was filed on December 21, 2023, in the amount of $415,266. The stipulated judgment includes $178,542 in unpaid back rent, $172,124 in resolution of mechanics’ liens, and $64,600 in attorneys’ fees.
Settled Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 530,000
Settled Litigation [Member] | Restricted Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								2,552
CEO of The Good Clinic [Member] | Settled Litigation [Member] | Restricted Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								19,622
Previously Reported [Member] | Judicial Ruling [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 425,351